Related and Interested Parties (Transactions with Related and Interested Parties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Sales	$ 7	$ 7	$ 3
Cost of sales	13	6	3
Selling, transport and marketing expenses	15	13	7
Financing income, net	0	(2)	(1)
General and administrative expenses	1	1	1
Management fees to the parent company	$ 1	$ 1	$ 1